Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Stock-Based Compensation [Abstract]
Stock-Based Compensation

7. Stock-Based Compensation

Our equity incentive plans authorize an aggregate of 5,500,000 shares of common stock for awards to employees, directors and consultants. Our incentive plans authorize the issuance of equity-based compensation in the form of stock options, stock appreciation rights, restricted stock, restricted stock units, performance shares and units, and other stock-based awards.

As of September 30, 2011, a total of 971,174 shares were available for issuance under our equity compensation plans and stock-based awards to purchase 4,529,901 shares of common stock were outstanding (which includes options to purchase 1,075 shares of common stock related to our old option plans prior to our merger in June 2007). For the nine-month periods ended September 30, 2011 and 2010, stock compensation expense was approximately $401,000 and $1,246,000, respectively. At September 30, 2011, total unrecognized estimated compensation cost related to unvested stock-based awards was approximately $931,000, which is expected to be recognized by the end of 2015 using the straight-line method.

G. Stock-Based Compensation

We have two incentive plans that authorized an aggregate of 4,500,000 shares of common stock for awards to employees, directors and consultants. These equity incentive plans authorize the issuance of equity-based compensation in the form of stock options, stock appreciation rights, restricted stock, restricted stock units, performance shares and units, and other stock-based awards to qualified employees, directors and consultants.

As of December 31, 2010, a total of 193,063 shares were available for issuance under our equity compensation plans and options to purchase 4,308,013 shares of common stock were outstanding (including certain assumed options from 2007 covering 1,075 shares). We recognized $1,466,000, $2,808,000 and $1,856,000 of stock compensation expense in 2010, 2009 and 2008, respectively, which included approximately $264,000 in 2009 related to a change in estimate of our forfeiture rate. At December 31, 2010, total unrecognized estimated compensation cost related to unvested stock options was approximately $798,000, which is expected to be recognized by the end of 2014 using the straight-line method.

The weighted average fair value of option shares granted in 2010, 2009 and 2008 was $2.22, $2.04 and $2.00 per share, respectively. The total fair value of option shares vested in 2010, 2009 and 2008 was $1,835,000, $2,257,000 and $2,337,000, respectively. There is no aggregate intrinsic value of fully vested option shares and option shares expected to vest as of December 31, 2010 since the market value was less than the exercise price of the options at the end of the year.

A summary of our stock option activity and related information is as follows:

	Number of Options	Weighted Average Exercise Price
Outstanding January 1, 2008	3,679,884	$5.24
Granted	218,000	3.36
Exercised	—	—
Forfeited / Terminated / Expired	(159,411)	6.64

Outstanding December 31, 2008	3,738,473	5.07
Granted	272,000	3.17
Exercised	—	—
Forfeited / Expired	(9,324)	8.26

Outstanding December 31, 2009	4,001,149	4.94
Granted	390,437	2.96
Exercised	—	—
Forfeited / Expired	(83,573)	6.39

Outstanding December 31, 2010	4,308,013	$4.73

Vested during 2010	680,570	$4.46
Vested and exercisable at December 31, 2010	3,921,601	$5.05

	December 31, 2010
	Options Outstanding			Options Vested and Exercisable
Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price
$1.35 – 3.20	584,938	5.28	$2.59	234,317	4.62	$2.40
$4.00 – 4.99	137,000	6.89	$4.32	101,209	6.83	$4.34
$5.00 – 7.80	3,585,000	5.63	$5.07	3,585,000	5.63	$5.07
$90.66	1,075	2.39	$90.66	1,075	2.39	$90.66

	4,308,013			3,921,601

The weighted average contractual life of unvested options at December 31, 2010 was 5.84 years.

Stock-Based Compensation